INCOME TAXES - Deferred tax assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryover	$ 6,694,996	$ 4,430,250
Stock based compensation	6,940,860	993,620
Stock held for sale	(1,131,290)
Depreciable and depletable assets	1,145,470	(181,985)
Mining explorations	836,910	392,925
Capital loss carryforward	271,490	271,490
Other	(228,780)	(230,860)
Less: valuation allowance	(14,529,656)	(5,675,440)
Net deferred tax asset